COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2019
COMMITMENTS [abstract]
Schedule of commitments
	2018	2019
	RMB’000	RMB’000

Contracted but not provided for	899,290	804,298

Authorized but not contracted for	1,765,710	1,178,032